united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08542

Saratoga Advantage Trust

(Exact name of registrant as specified in charter)

1616 N. Litchfield Rd., Suite 165, Goodyear, AZ 85395

(Address of principal executive offices) (Zip code)

Richard Malinowski

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 11/30

Date of reporting period: 2/28/19

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA MLP PORTFOLIO
February 28, 2019

Shares		Value
	COMMON STOCK - 90.8%
	COAL - 6.9%
11,150	Alliance Resource Partners LP	$216,310
14,550	SunCoke Energy Partners LP	210,393
		426,703
	COMMERCIAL SERVICES - 1.0%
1,484	Macquarie Infrastructure Corp.	60,681

	ELECTRIC - 1.8%
7,320	Clearway Energy, Inc.	109,727

	GAS - 5.3%
14,755	American Midstream Partners LP	58,282
11,366	Global Partners LP	215,954
1,661	Western Gas Equity Partners LP	55,568
		329,804
	OIL & GAS - 22.2%
1,340	Anadarko Petroleum Corp.	58,290
4,621	Cabot Oil & Gas Corp.	113,769
10,841	CNX Resources Corp. *	114,915
2,217	EOG Resources, Inc.	208,398
11,109	EQT Corp.	201,295
3,270	Marathon Petroleum Corp.	202,773
8,945	Parsley Energy, Inc. *	162,262
402	Pioneer Natural Resources Co.	56,662
5,049	Range Resources Corp.	54,024
5,528	Tellurian, Inc. *	56,717
1,251	Valero Energy Corp.	102,032
4,222	WPX Energy, Inc. *	52,099
		1,383,236
	OIL & GAS SERVICES - 4.2%
39,814	Hi-Crush Partners LP	154,080
6,789	USA Compression Partners LP	108,353
		262,433
	PIPELINES - 41.4%
1,668	Andeavor Logistics LP	58,680
1,655	Buckeye Partners LP	52,099
898	Cheniere Energy, Inc. *	57,876
2,730	Cheniere Energy Partners LP	121,021
7,088	CNX Midstream Partners LP	109,935
3,185	Crestwood Equity Partners LP	101,028
4,968	DCP Midstream LP	160,119
9,355	EnLink Midstream LLC	104,308
3,764	Enterprise Products Partners LP	104,075
1,264	EQT Midstream Partners LP	49,132
3,357	MPLX LP	111,318
12,243	NGL Energy Partners LP	159,649
6,153	Noble Midstream Partners LP	207,110
3,118	ONEOK, Inc.	200,363
6,807	Plains All American Pipeline LP	158,875
5,987	Shell Midstream Partners LP	107,048
8,866	Summit Midstream Partners LP	93,802
5,030	Targa Resources Corp.	202,407
1,609	TC PipeLines LP	51,134
14,449	USD Partners LP	157,783
7,813	Williams Cos, Inc.	208,529
		2,576,291
	SHIPBUILDING - 0.3%
7,909	Dynagas LNG Partners LP	19,773

	TRANSPORTATION - 7.7%
25,870	Capital Product Partners LP	58,983
12,400	GasLog Ltd.	199,888
3,161	KNOT Offshore Partners LP	57,214
899	Norfolk Southern Corp.	161,191
		477,276

	TOTAL COMMON STOCK (Cost - $5,792,150)	5,645,924

	EXCHANGE TRADES NOTES - 9.1%
23,071	JPMorgan Alerian MLP Index ETN
	TOTAL EXCHANGE TRADES NOTES (Cost - $580,820)	568,469

	SHORT-TERM INVESTMENTS - 0.3%
16,164	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^
	TOTAL SHORT-TERM INVESTMENTS (Cost - $16,164)	16,164

	TOTAL INVESTMENTS - 100.2% (Cost - $6,389,134)	$6,230,557

	LIABILITIES LESS OTHER ASSETS - (0.2)%	(11,219)

	NET ASSETS - 100.0%	$6,219,338

*	Non Income producing security

LP - Limited Partnership

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 91.6%
	BONDS - 19.8%
237	High Yield ETF	$8,179
10,573	Invesco Global Short Term High Yield Bond ETF	244,659
70	iShares Barclays USD Asia High Yield Bond Index	721
1,013	iShares Core U.S. Aggregate Bond ETF	108,462
1,389	iShares iBoxx $ High Yield Corporate Bond ETF	119,107
503	iShares JP Morgan USD Emerging Markets Bond ETF	54,761
5,366	PIMCO Active Bond Exchange-Traded Fund	557,796
3,266	PIMCO Enhanced Short Maturity Active	331,368
2,156	SPDR Bloomberg Barclays High Yield Bond ETF	76,948
8,951	SPDR Doubleline Total Return Tactical ETF	427,858
1,511	Vanguard Total Bond Market ETF	120,608
760	Vanguard Total International Bond ETF	41,686
		2,092,153
	EQUITY FUNDS - 35.4%
12,106	First Trust Dow Jones Select Microcap Index Fund	572,735
3,032	Invesco FTSE RAFI US 1000 ETF	343,192
7,670	Invesco S&P 500 Equal Weight ETF	798,063
229	Invesco S&P MidCap 400 Equal Weight ETF	14,831
40	Invesco S&P Spin-Off ETF	2,050
49	iShares Core S&P Mid-Cap ETF	9,367
3,057	iShares Edge MSCI Min Vol USA ETF	175,716
7	iShares Edge MSCI USA Momentum Factor ETF	772
9,677	iShares Edge MSCI USA Quality Factor ETF	839,093
32	iShares Micro-Cap ETF	3,073
392	iShares Russell 2000 ETF	61,458
14,352	Oppenheimer S&P 500 Revenue ETF	744,151
35	SPDR S&P 500 ETF Trust	9,754
36	SPDR S&P 600 Small Cap ETF	2,491
1,274	Vanguard Russell 2000 ETF	160,397
		3,737,143
	INTERNATIONAL FUNDS - 20.2%
36,531	Invesco Global Listed Private Equity ETF *	417,184
4,514	iShares Edge MSCI Min Vol Emerging Markets ETF	265,198
6,422	iShares Edge MSCI Min Vol Global ETF	562,632
22	iShares MSCI Emerging Markets ETF	934
220	SPDR S&P International Small Cap ETF	6,703
90	Vanguard FTSE All World ex-US Small-Cap ETF	9,348
3,266	Vanguard FTSE All-World ex-US ETF	162,745
3,891	Vanguard FTSE Emerging Markets ETF	161,943
3,263	Vanguard Total International Stock ETF	168,599
2,267	Vanguard Total World Stock ETF	164,766
3,277	WisdomTree International SmallCap Dividend Fund	216,544
		2,136,596
	SECTOR FUNDS - 16.2%
428	ELEMENTS Linked to the Rogers International *	2,273
3,751	FlexShares Quality Dividend Index Fund	166,657
2,869	Invesco BuyBack Achievers ETF	170,906
95	Invesco DB Commodity Index Tracking Fund	1,516
15	Invesco DWA Momentum ETF	825
5,415	iPath Bloomberg Commodity Index Total Return ETN *	122,920
24	iShares S&P GSCI Commodity Indexed Trust *	377
5,645	iShares U.S. Real Estate ETF	475,027
923	SPDR Bloomberg Barclays Convertible Securities	48,217
58	SPDR Dow Jones Global Real Estate ETF	2,836
60	SPDR Dow Jones International Real Estate ETF	2,293
3,935	VanEck Vectors Natural Resource ETF	139,709
3,641	Vanguard Global ex-U.S. Real Estate ETF	207,319
4,292	Vanguard Real Estate ETF	360,485
41	Vanguard Total Stock Market ETF	5,882
		1,707,242

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,684,233)	9,673,134

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
JAMES ALPHA FAMILY OFFICE PORTFOLIO
February 28, 2019

Shares		Value
	OPEN ENDED FUNDS - 5.2%
46,415	Leland Thomson Reuters Private Equity Index Fund - Class I (Cost - $572,981)	$553,718

	SHORT-TERM INVESTMENTS - 3.3%
343,207	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^
	(Cost - $343,207)	343,207

	TOTAL INVESTMENTS - 100.1% (Cost - $10,600,421)	$10,570,059

	LIABILITIES LESS OTHER ASSETS - (0.1)%	(12,693)

	NET ASSETS - 100.0%	$10,557,366

*	Non-income producing securities.

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EHS PORTFOLIO
February 28, 2019

Shares		Value
	COMMON STOCK - 3.2%
	AEROSPACE/DEFENSE - 0.8%
216	Esterline Technologies Corp. *	$26,298

	BIOTECHNOLOGY - 0.8%
3,729	Pacific Biosciences of California, Inc. *	27,259

	SEMICONDUCTORS - 0.8%
538	Integrated Device Technology, Inc. *	26,002

	TELECOMMUNICATIONS - 0.8%
833	ARRIS International PLC *	26,389

	TOTAL COMMON STOCK (Cost - $105,180)	105,948

	EXCHANGE TRADED FUNDS - 66.5%
	BONDS - 0.1%
12	iShares JP Morgan USD Emerging Markets Bond ETF	1,306
126	WisdomTree Interest Rate Hedged High Yield Bond	2,956
		4,262
	EQUITY FUNDS - 25.1%
109	AdvisorShares STAR Global Buy-Write ETF	3,403
1,295	Invesco S&P 500 Equal Weight ETF	134,745
1,127	Invesco S&P 500 Pure Value ETF	72,680
2,147	iShares Micro-Cap ETF	206,219
178	iShares Russell 1000 ETF	27,624
989	iShares Russell 1000 Growth ETF	146,006
95	iShares Russell 1000 Value ETF	11,718
237	iShares Russell 2000 ETF	37,157
264	iShares Russell 2000 Growth ETF	52,676
24	iShares Russell 2000 Value ETF	2,974
955	iShares Russell Mid-Cap Growth ETF	128,018
44	iShares Russell Mid-Cap Value ETF	3,821
1,289	iShares S&P/TSX SmallCap Index ETF	14,828
		841,869
	INTERNATIONAL FUNDS - 25.7%
910	Columbia India Consumer ETF	37,255
153	Global X MSCI Argentina ETF	4,312
180	Global X MSCI Nigeria ETF	3,088
3,223	Invesco China Small Cap ETF	83,081
4	iShares China Large-Cap ETF	175
733	iShares Edge MSCI International Momentum Factor	20,561
510	iShares Latin America 40 ETF	17,350
39	iShares MSCI All Country Asia ex Japan ETF	2,701
233	iShares MSCI Brazil ETF	10,019
1,892	iShares MSCI EAFE ETF	121,599
639	iShares MSCI Frontier 100 ETF	18,199
26	iShares MSCI Germany Small-Cap ETF	1,400
430	iShares MSCI Indonesia ETF	11,064
127	iShares MSCI Ireland ETF	5,269
84	iShares MSCI Japan ETF	4,566
219	iShares MSCI Japan Small-Cap ETF	15,374
44	iShares MSCI Peru ETF	1,703
69	iShares MSCI Philippines ETF	2,314
61	iShares MSCI Poland ETF	1,424
6	iShares MSCI South Africa ETF	322
63	iShares MSCI South Korea ETF	3,967
92	iShares MSCI Taiwan ETF	3,054
92	iShares MSCI Thailand ETF	8,244
498	iShares MSCI UAE ETF	7,350
363	iShares MSCI United Kingdom Small-Cap ETF	14,160
21	SPDR EURO STOXX 50 ETF	765
954	SPDR S&P Emerging Asia Pacific ETF	90,716
716	VanEck Vectors Africa Index ETF	15,559
645	VanEck Vectors Brazil Small-Cap ETF	14,661
613	VanEck Vectors Egypt Index ETF	19,941
345	VanEck Vectors India Small-Cap Index ETF	13,300
19	VanEck Vectors Israel ETF	602
997	VanEck Vectors Russia ETF	20,359
93	VanEck Vectors Russia Small-Cap ETF	2,853
509	VanEck Vectors Vietnam ETF	8,490
893	Vanguard FTSE Emerging Markets ETF	37,167
1,537	Vanguard Total World Stock ETF	111,709

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EHS PORTFOLIO
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 66.5% (Continued)
	INTERNATIONAL FUNDS - 25.7% (Continued)
84	WisdomTree Emerging Markets SmallCap Dividend	$3,895
18	WisdomTree Europe SmallCap Dividend Fund	1,062
533	WisdomTree Japan Hedged Quality Dividend Growth	13,853
610	WisdomTree Japan Hedged SmallCap Equity Fund	24,528
1,600	WisdomTree Middle East Dividend Fund	31,840
1,579	Xtrackers Harvest CSI 300 China A-Shares ETF	43,359
281	Xtrackers MSCI South Korea Hedged Equity ETF *	7,757
		860,967
	PREFERRED FUND - 0.6%
1,060	Invesco Financial Preferred ETF	19,207

	SECTOR FUNDS - 15.0%
364	Alerian MLP ETF	3,527
840	AlphaClone Alternative Alpha ETF	40,857
390	Consumer Discretionary Select Sector SPDR Fund	42,982
151	Energy Select Sector SPDR Fund	9,853
218	First Trust Dow Jones Internet Index Fund *	29,866
1,837	First Trust Financial AlphaDEX Fund	56,874
610	Global X China Consumer ETF	9,809
233	Invesco China Real Estate ETF	6,382
69	Invesco DWA Consumer Cyclicals Momentum ETF	3,766
321	Invesco DWA Healthcare Momentum ETF *	26,062
139	Invesco S&P SmallCap Energy ETF	1,471
18	Invesco S&P SmallCap Health Care ETF	2,183
64	Invesco S&P SmallCap Information Technology ETF	5,299
111	iShares Core S&P/TSX Capped Composite Index ETF	2,153
444	iShares Nasdaq Biotechnology ETF	50,057
137	iShares North American Tech-Software ETF	28,375
22	iShares Silver Trust *	322
15	iShares STOXX Europe 600 Utilities UCITS ETF DE	520
27	iShares U.S. Consumer Services ETF	5,400
64	iShares U.S. Healthcare Providers ETF	11,172
10	iShares U.S. Medical Devices ETF	2,262
348	KraneShares CSI China Internet ETF	16,300
29	ProShares Short VIX Short-Term Futures ETF *	1,480
1,811	SPDR Bloomberg Barclays Convertible Securities	94,607
50	SPDR Gold Shares *	6,199
172	SPDR S&P Oil & Gas Exploration & Production ETF	5,122
296	SPDR S&P Regional Banking ETF	16,757
14	SPDR S&P Retail ETF	642
15	VanEck Vectors Global Alternative Energry ETF	953
130	VanEck Vectors Junior Gold Miners ETF	4,213
65	VanEck Vectors Rare Earth/Strategic Metals ETF	1,037
71	VanEck Vectors Semiconductor ETF	7,336
726	VanEck Vectors Unconventional Oil & Gas ETF	9,017
		502,855

	TOTAL EXCHANGE TRADED FUNDS (Cost - $2,340,345)	2,229,160

	OPEN ENDED FUNDS - 28.4%
33,541	American Beacon Sound Point Floating Rate Income - Class Y	337,424
59,917	James Alpha Structured Credit Value Portfolio ^	613,546
	TOTAL OPEN ENDED FUNDS (Cost - $958,742)	950,970

	SHORT-TERM INVESTMENTS - 1.9%
65,415	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^^
	(Cost - $65,415)	65,415

	TOTAL INVESTMENTS - 100.0% (Cost - $3,469,682)	$3,351,493

	OTHER ASSETS LESS LIABILITIES - 0.0%	280

	NET ASSETS - 100.0%	$3,351,773

*	Non-income producing securities.

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
JAMES ALPHA EHS PORTFOLIO
February 28, 2019

	Settlement		Local	U.S. Dollar	Unrealized Appreciation/
Foreign Currency	Date	Counterparty*	Currency	Value	(Depreciation)
To Buy:
Euro	3/22/2019	BNY	496	$567	$1
Japanese Yen	3/22/2019	BNY	5,301,013	47,691	(411)
Mexican Peso	3/22/2019	BNY	66,465	3,439	(29)
				$51,697	$(439)

	Settlement		Local	U.S. Dollar	Unrealized Appreciation/
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
Australian Dollar	3/22/2019	BNY	(11,974)	$(8,522)	$77
British Pound	3/22/2019	BNY	(26,686)	(35,529)	(642)
Canadian Dollar	3/22/2019	BNY	(18,754)	(14,246)	(54)
				$(8,522)	$(619)

Total Unrealized Depreciation On Forward Currency Contracts					$(1,058)

*	BNY - Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 47.4%
	BONDS - 30.5%
41,609	High Yield ETF	$1,435,927
19,427	Invesco Global Short Term High Yield Bond ETF	449,541
2,292	Invesco Senior Loan ETF	52,258
297	iShares JP Morgan USD Emerging Markets Bond ETF	32,334
6,541	SPDR Barclays Euro High Yield Bond UCITS ETF	418,099
1,129	SPDR Blackstone / GSO Senior Loan ETF	52,600
326	SPDR Doubleline Total Return Tactical ETF	15,583
2,579	VanEck Vectors Emerging Markets High Yield Bond	59,962
17,370	VanEck Vectors Fallen Angel High Yield Bond ETF	496,956
		3,013,260
	EQUITY FUNDS - 1.4%
1,398	iShares Micro-Cap ETF	134,278
59	ProShares UltraPro S&P 500	2,778
		137,056
	INTERNATIONAL FUNDS - 4.0%
991	Invesco China Small Cap ETF	25,546
59	iShares China Large-Cap ETF	2,574
146	iShares Latin America 40 ETF	4,967
58	iShares MSCI Brazil ETF	2,494
467	iShares MSCI Emerging Markets ETF	19,819
966	iShares MSCI South Korea ETF	60,829
136	VanEck Vectors Brazil Small-Cap ETF	3,091
2,959	VanEck Vectors Russia ETF	60,423
278	VanEck Vectors Russia Small-Cap ETF	8,529
1,202	Vanguard Total World Stock ETF	87,361
1,799	WisdomTree Japan Hedged SmallCap Equity Fund	72,338
1,453	WisdomTree Japan Hedged Quality Dividend Growth	37,764
395	Xtrackers Harvest CSI 300 China A-Shares ETF	10,847
		396,582
	PREFERRED FUND - 0.2%
1,225	Invesco Financial Preferred ETF	22,197

	SECTOR FUNDS - 11.3%
24	Alerian Energy Infrastructure ETF	507
337	AlphaClone Alternative Alpha ETF	16,392
90	First Trust Financial AlphaDEX Fund	2,786
2,534	Global X Uranium ETF	31,346
175	Invesco KBW Property & Casualty ETF	11,025
16,601	IQ Merger Arbitrage ETF *	533,058
105	IQ US Real Estate Small Cap ETF	2,599
2,638	iShares Commodities Select Strategy ETF	86,632
6,641	iShares STOXX Europe 600 Insurance UCITS ETF DE	220,171
465	KraneShares CSI China Internet ETF	21,781
69	ProShares Merger ETF	2,566
566	SPDR Bloomberg Barclays Convertible Securities ETF	29,568
459	SPDR S&P Insurance ETF	14,541
97	SPDR S&P Regional Banking ETF	5,491
2,448	SPDR S&P Retail ETF	112,314
263	Vanguard Real Estate ETF	22,089
		1,112,866

	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,804,961)	4,681,961

	OPEN ENDED FUNDS - 43.9%
94,798	James Alpha Structured Credit Value Portfolio * ^	970,729
109,388	Kellner Merger Fund - Institutional Class*	1,191,237
131,058	Merger Fund - Investor Class	2,182,108
	TOTAL OPEN ENDED FUNDS (Cost - $4,342,372)	4,344,074

	SHORT-TERM INVESTMENTS - 3.6%
355,055	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^^ (Cost - $355,055)	355,055

	TOTAL INVESTMENTS - 94.9% (Cost - $9,502,388)	$9,381,090

	OTHER ASSETS LESS LIABILITIES - 5.1%	501,418

	NET ASSETS - 100.0%	$9,882,508

*	Non-income producing securities.

^	Affiliated investment.

^^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
February 28, 2019

	OPEN RETURN SWAPS - 0.2%
							Unrealized
Notional				Expiration	Pay/Receive		Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Variable Rate #	(Depreciation)
346	MSCI AC World Daily Total Return	0*	Goldman Sachs	6/24/2019	Pay	2.8238	$(12)
196,685	MSCI AC World Daily Total Return	202	Goldman Sachs	6/24/2019	Pay	2.7724	10,459
75,997	MSCI AC World Daily Total Return	74	Goldman Sachs	6/24/2019	Pay	2.6510	92
118,748	MSCI Daily Total Return Net EM	244	Goldman Sachs	6/24/2019	Pay	2.7326	—
43,580	MSCI Daily Total Return Gross Europe	5	Goldman Sachs	6/24/2019	Pay	2.7896	3,681
23,181	MSCI Pacific Total Return Index	4	Goldman Sachs	6/21/2019	Pay	2.7896	1,354
222,911	Russell 2000 Total Return Index	27	Goldman Sachs	6/20/2019	Pay	2.7375	—
379,774	Russell 2000 Total Return Index	46	Goldman Sachs	6/20/2019	Pay	2.7375	—
115,583	Russell 2000 Total Return Index	14	Goldman Sachs	11/20/2019	Pay	2.7375	—
34,376	S&P 500 Total Return Index	6	Goldman Sachs	6/20/2019	Pay	2.7375	—
349,490	S&P 500 Total Return Index	61	Goldman Sachs	6/20/2019	Pay	2.7375	—
339,808	Topix Total Return Index	147	Goldman Sachs	6/24/2019	Pay	0.0757	62
							$15,636

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index (“Markit Index”) and The Goldman Sachs 5-year Tresury Futures Index N1 Class B (“Goldman Futures Index”). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

							Unrealized
Notional				Expiration	Pay/Receive		Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Variable Rate #	(Depreciation)
3,534,274	Goldman Sachs HY Synthetic Corporate 5Y Total Return	23,098	Goldman Sachs	2/5/2020	Pay	2.7444	$5,797
225,112	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,463	Goldman Sachs	2/5/2020	Pay	2.6829	(621)
200,000	Goldman Sachs HY Synthetic Corporate 5Y Total Return	1,307	Goldman Sachs	2/5/2020	Pay	2.7444	328
							$5,504

#	Variable rate is Libor plus 0.09% - 0.42%

*	Fractional Shares

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA EVENT DRIVEN PORTFOLIO
February 28, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Buy:
Australian Dollar	3/22/2019	BNY	34,346	$24,443	$(220)
Japanese Yen	3/22/2019	BNY	8,899,470	80,064	(690)
				$104,507	$(910)

					Unrealized
	Settlement		Local	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
Canadian Dollar	3/22/2019	BNY	(31,301)	$(23,778)	$(90)
Euro	3/22/2019	BNY	(795,096)	(906,793)	(2,154)
Mexican Peso	3/22/2019	BNY	(296,280)	(15,331)	130
				$(945,902)	$(2,114)

Total Unrealized Depreciation On Forward Currency Contracts					$(3,024)

*	BNY = Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 35.6%
	BONDS - 22.6%
1,904	FinEx Tradable Russian Corporate Bonds UCITS ETF *	$21,482
10,832	High Yield ETF	373,812
11,442	Highland/iBoxx Senior Loan ETF	202,752
4,491	Invesco Global Short Term High Yield Bond ETF	103,922
4,673	Invesco Senior Loan ETF	106,544
14,179	iShares Barclays USD Asia High Yield Bond Index ETF	146,044
5,629	SPDR Blackstone / GSO Senior Loan ETF	262,255
1,781	SPDR Bloomberg Barclays Convertible Securities ETF	93,039
828	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	52,926
954	SPDR Doubleline Total Return Tactical ETF	45,601
3,183	SPDR Nuveen S&P High Yield Municipal Bond ETF	179,585
9,146	VanEck Vectors Emerging Markets High Yield Bond ETF	212,645
645	VanEck Vectors International High Yield Bond ETF	15,712
1,554	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	53,038
		1,869,357
	EQUITY FUNDS - 4.8%
7,741	AdvisorShares STAR Global Buy-Write ETF	241,713
7,490	Invesco S&P 500 BuyWrite ETF	155,193
		396,906
	INTERNATIONAL FUNDS - 0.6%
36	Invesco China Small Cap ETF	928
12	iShares China Large-Cap ETF	524
50	iShares Latin America 40 ETF	1,701
590	Vanguard Total World Stock ETF	42,881
27	WisdomTree Japan Hedged Quality Dividend Growth Fund	702
31	Xtrackers Harvest CSI 300 China A-Shares ETF	851
		47,587
	PREFERRED FUNDS - 0.3%
345	Invesco Variable Rate Preferred ETF	8,418
505	iShares US Preferred Stock ETF	18,281
		26,699
	SECTOR FUNDS - 7.3%
2,545	Alerian Energy Infrastructure ETF	53,827
26,294	Alerian MLP ETF	254,789
1,579	Direxion Daily 20 Year Plus Treasury Bull 3x	29,322
67	Energy Select Sector SPDR Fund	4,372
768	Global X China Financials ETF	13,425
1,553	Invesco KBW Property & Casualty ETF	97,839
273	iShares 20+ Year Treasury Bond ETF	32,765
44	iShares JP Morgan USD Emerging Markets Bond ETF	4,790
316	iShares S&P GSCI Commodity Indexed Trust *	4,967
1,167	iShares STOXX Europe 600 Insurance UCITS ETF DE	38,690
441	SPDR Gold Shares *	54,680
186	SPDR S&P Insurance ETF	5,892
27	Vanguard Mortgage-Backed Securities ETF	1,397
133	Vanguard Real Estate ETF	11,171
		607,926

	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,017,312)	2,948,475

	OPEN ENDED FUNDS - 59.7%
18,499	American Beacon Sound Point Floating Rate Income - Class Y	186,098
430,072	James Alpha Structured Credit Value Portfolio ^	4,403,942
33,075	Kellner Merger Fund - Institutional Class	360,189
	TOTAL OPEN ENDED FUNDS (Cost - $4,875,948)	4,950,229

	SHORT-TERM INVESTMENTS - 0.7%
61,276	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% +
	(Cost - $61,276)	61,276

	TOTAL INVESTMENTS - 96.0% (Cost - $7,954,536)	$7,959,980

	OTHER ASSETS LESS LIABILITIES - 4.0%	335,482

	NET ASSETS - 100.0%	$8,295,462

*	Non-income producing securities.

+	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

^	Affiliated investment.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
February 28, 2019

	OPEN RETURN SWAPS - 0.0%
							Unrealized
Notional				Expiration	Pay/Receive	Variable	Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	(Depreciation)
33,106	MSCI AC World Daily Total Return Gross Index	32	Goldman Sachs	2/25/2020	Pay	2.4899	$—
8,716	MSCI Daily Total Return Gross Europe	1	Goldman Sachs	6/24/2019	Pay	2.7896	736
39,420	MSCI Daily Total Return Net EM Index	81	Goldman Sachs	6/24/2019	Pay	2.7326	—
(41,529)	MSCI Pacific Total Return Index	(7)	Goldman Sachs	6/21/2019	Receivable	2.7610	(1,552)
15,744	Russell 2000 Total Return Index	2	Goldman Sachs	2/21/2020	Pay	2.4823	—
80,211	S&P 500 Total Return Index	14	Goldman Sachs	6/20/2019	Pay	2.7375	—
34,376	S&P 500 Total Return Index	6	Goldman Sachs	6/20/2019	Pay	2.7375	—
22,273	S&P 500 Total Return Index	4	Goldman Sachs	6/20/2019	Pay	2.6413	—
2,686,102	TOPIX Total Return Index	1,162	Goldman Sachs	6/24/2019	Pay	0.0757	484
							$(332)

The Goldman Sachs HY Synthetic Corporate 5YR Total Return Strategy is comprised of the two following underlying assets. The Markit CDX/NA.HY 5 Year Long Total return Index (“Markit Index”) and The Goldman Sachs 5-year Tresury Futures Index N1 Class B (“Goldman Futures Index”). The Markit Index tracks the performance of selling 5 year credit protection on the relevant on-the-run Markit CDX.NA.HY 5 year CDS contracts and the Goldman Futures Index tracks the excess return performance of a long notional position on a certain contract expiration of a bond future contract, which is “rolled” on a quarterly basis. The Strategy intends to provide exposure to the performance of the two underlying assets.

							Unrealized
Notional				Expiration	Pay/Receive	Variable	Appreciation/
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate #	(Depreciation)
3,942,079	Goldman Sachs HY Synthetic Corporate 5Y Total Return	25,764	Goldman Sachs	2/5/2020	Pay	2.7444	6,466
							$6,466

#	Variable rate is Libor plus (0.50%) - 0.42%

SCHEDULE OF INVESTMENTS (Continued)
JAMES ALPHA RELATIVE VALUE PORTFOLIO
February 28, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Buy:
Japanese Yen	3/22/2019	BNY	8,729,368	78,534	$(677)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Depreciation
To Sell:
Euro	3/22/2019	BNY	(111,953)	$(127,680)	$(303)

Total Unrealized Depreciation On Forward Currency Contracts					$(980)

*	BNY = Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 66.2%
	BONDS - 24.9%
882	Direxion Daily 20 Year Plus Treasury Bull 3x	$16,379
583	FinEx Tradable Russian Corporate Bonds UCITS ETF *	6,578
7,464	High Yield ETF	257,583
13,947	Highland/iBoxx Senior Loan ETF	247,141
17,588	Invesco Global Short Term High Yield Bond ETF	406,986
620	Invesco Senior Loan ETF	14,136
7,832	iShares Barclays USD Asia High Yield Bond Index	80,670
2,365	iShares iBoxx $ High Yield Corporate Bond ETF	202,799
529	iShares JP Morgan USD Emerging Markets Bond ETF	57,592
4,916	PIMCO Enhanced Short Maturity Active	498,777
1,160	SPDR Barclays Euro High Yield Bond UCITS ETF	74,147
3,294	SPDR Blackstone / GSO Senior Loan ETF	153,467
10,579	SPDR Bloomberg Barclays High Yield Bond ETF	377,565
742	SPDR Doubleline Total Return Tactical ETF	35,468
2,227	SPDR Nuveen S&P High Yield Municipal Bond ETF	125,647
5,042	VanEck Vectors Emerging Markets High Yield Bond	117,226
1,095	VanEck Vectors Fallen Angel High Yield Bond ETF	31,328
3,132	VanEck Vectors International High Yield Bond ETF	76,296
203	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	6,928
4,412	Vanguard Total International Bond ETF	241,998
341	WisdomTree Emerging Markets Local Debt Fund	11,795
2,046	WisdomTree Interest Rate Hedged High Yield Bond	47,999
		3,088,505
	EQUITY FUNDS - 14.2%
1,541	AdvisorShares STAR Global Buy-Write ETF	48,118
1,181	Global X S&P 500 Covered Call ETF	55,470
2,796	Invesco S&P 500 Equal Weight ETF	290,924
2,055	Invesco S&P 500 Pure Value ETF	132,527
4,158	iShares Micro-Cap ETF	399,376
325	iShares Russell 1000 ETF	50,437
1,803	iShares Russell 1000 Growth ETF	266,177
189	iShares Russell 1000 Value ETF	23,313
1,139	iShares Russell 2000 ETF	178,572
229	iShares Russell 2000 Growth ETF	45,692
62	iShares Russell 2000 Value ETF	7,683
1,705	iShares Russell Mid-Cap Growth ETF	228,555
97	iShares Russell Mid-Cap Value ETF	8,424
2,350	iShares S&P/TSX SmallCap Index ETF	27,033
		1,762,301
	INTERNATIONAL FUNDS - 14.5%
1,659	Columbia India Consumer ETF	67,919
388	Global X MSCI Argentina ETF	10,934
329	Global X MSCI Nigeria ETF	5,644
5,541	Invesco China Small Cap ETF	142,833
109	iShares China Large-Cap ETF	4,756
1,337	iShares Edge MSCI International Momentum Factor	37,503
108	iShares EURO STOXX Mid UCITS ETF EUR Dist	6,961
1,175	iShares Latin America 40 ETF	39,974
89	iShares MSCI All Country Asia ex Japan ETF	6,163
26	iShares MSCI Australia ETF	553
454	iShares MSCI Brazil ETF	19,522
15	iShares MSCI Canada ETF	418
3,659	iShares MSCI EAFE ETF	235,164
212	iShares MSCI Emerging Markets ETF	8,997
1,373	iShares MSCI Frontier 100 ETF	39,103
48	iShares MSCI Germany Small-Cap ETF	2,584
785	iShares MSCI Indonesia ETF	20,198
231	iShares MSCI Ireland ETF	9,584
392	iShares MSCI Japan ETF	21,309
467	iShares MSCI Japan Small-Cap ETF	32,783
90	iShares MSCI Mexico ETF	3,920
81	iShares MSCI Peru ETF	3,135
126	iShares MSCI Philippines ETF	4,226
110	iShares MSCI Poland ETF	2,567

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 66.2% (Continued)
	INTERNATIONAL FUNDS - 14.5% (Continued)
248	iShares MSCI South Korea ETF	$15,617
163	iShares MSCI Taiwan ETF	5,412
168	iShares MSCI Thailand ETF	15,054
2	iShares MSCI Turkey ETF	56
908	iShares MSCI UAE ETF	13,402
663	iShares MSCI United Kingdom Small-Cap ETF	25,863
469	SPDR EURO STOXX 50 ETF	17,086
1,739	SPDR S&P Emerging Asia Pacific ETF	165,362
1,401	VanEck Vectors Africa Index ETF	30,444
1,186	VanEck Vectors Brazil Small-Cap ETF	26,958
1,118	VanEck Vectors Egypt Index ETF	36,369
628	VanEck Vectors India Small-Cap Index ETF	24,209
28	VanEck Vectors Israel ETF	888
2,317	VanEck Vectors Russia ETF	47,313
209	VanEck Vectors Russia Small-Cap ETF	6,412
928	VanEck Vectors Vietnam ETF	15,479
2,224	Vanguard FTSE Emerging Markets ETF	92,563
3,933	Vanguard Total World Stock ETF	285,850
153	WisdomTree Emerging Markets SmallCap Dividend	7,095
34	WisdomTree Europe SmallCap Dividend Fund	2,006
16	WisdomTree International SmallCap Dividend Fund	1,057
1,096	WisdomTree Japan Hedged Quality Dividend Growth	28,485
1,353	WisdomTree Japan Hedged SmallCap Equity Fund	54,404
3,488	WisdomTree Middle East Dividend Fund	69,411
2,951	Xtrackers Harvest CSI 300 China A-Shares ETF	81,034
513	Xtrackers MSCI South Korea Hedged Equity ETF *	14,162
		1,808,741
	PREFERRED FUND - 0.6%
2,055	Global X SuperIncome Preferred ETF	23,756
2,159	Invesco Financial Preferred ETF	39,121
102	Invesco Variable Rate Preferred ETF	2,489
155	iShares US Preferred Stock ETF	5,611
		70,977
	SECTOR FUNDS - 12.0%
8,984	Alerian MLP ETF	87,055
1,602	AlphaClone Alternative Alpha ETF	77,921
716	Consumer Discretionary Select Sector SPDR Fund	78,910
360	Energy Select Sector SPDR Fund	23,490
140	ETFMG Alternative Harvest ETF	5,193
574	ETRACS CMCI Total Return ETN *	8,581
620	First Asset Active Utility & Infrastructure ETF	5,014
397	First Trust Dow Jones Internet Index Fund *	54,389
3,647	First Trust Financial AlphaDEX Fund	112,911
1,112	Global X China Consumer ETF	17,881
316	Global X Uranium ETF	3,909
425	Invesco China Real Estate ETF	11,641
309	Invesco DB Agriculture Fund	5,080
114	Invesco DB US Dollar Index Bullish Fund	2,923
125	Invesco DWA Consumer Cyclicals Momentum ETF	6,822
64	Invesco DWA Energy Momentum ETF	2,041
585	Invesco DWA Healthcare Momentum ETF *	47,496
660	Invesco KBW Property & Casualty ETF	41,580
263	Invesco Optimum Yield Diversified Commodity	4,376
254	Invesco S&P SmallCap Energy ETF	2,687
33	Invesco S&P SmallCap Health Care ETF	4,002
117	Invesco S&P SmallCap Information Technology ETF	9,686
2,813	IQ Merger Arbitrage ETF *	90,325
77	IQ US Real Estate Small Cap ETF	1,906
203	iShares Core S&P/TSX Capped Composite Index ETF	3,937
113	iShares Global Materials ETF	7,155
30	iShares Mortgage Real Estate ETF	1,297
810	iShares Nasdaq Biotechnology ETF	91,319
250	iShares North American Tech-Software ETF	51,780
2,874	iShares S&P GSCI Commodity Indexed Trust *	45,179
40	iShares S&P/TSX Capped Materials Index ETF	391
44	iShares Silver Trust *	644

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
February 28, 2019

Shares		Value
	EXCHANGE TRADED FUNDS - 66.2% (Continued)
	SECTOR FUNDS - 12.0% (Continued)
7	iShares STOXX Europe 600 Banks UCITS ETF DE	$114
175	iShares STOXX Europe 600 Basic Resources UCITS	9,316
1,702	iShares STOXX Europe 600 Insurance UCITS ETF DE	56,427
28	iShares STOXX Europe 600 Utilities UCITS ETF DE	971
40	iShares U.S. Consumer Services ETF	8,000
117	iShares U.S. Healthcare Providers ETF	20,425
19	iShares U.S. Medical Devices ETF	4,298
12	iShares US Pharmaceuticals ETF	1,856
710	KraneShares CSI China Internet ETF	33,256
2	Materials Select Sector SPDR Fund	110
56	ProShares Merger ETF	2,082
54	ProShares Short VIX Short-Term Futures ETF *	2,756
4,936	SPDR Bloomberg Barclays Convertible Securities	257,857
523	SPDR Gold Shares *	64,847
159	SPDR S&P Insurance ETF	5,037
344	SPDR S&P Metals & Mining ETF	10,647
313	SPDR S&P Oil & Gas Exploration & Production ETF	9,321
580	SPDR S&P Regional Banking ETF	32,834
302	SPDR S&P Retail ETF	13,856
27	VanEck Vectors Global Alternative Energry ETF	1,715
238	VanEck Vectors Junior Gold Miners ETF	7,714
119	VanEck Vectors Rare Earth/Strategic Metals ETF	1,898
129	VanEck Vectors Semiconductor ETF	13,330
1,324	VanEck Vectors Unconventional Oil & Gas ETF	16,444
59	Vanguard Real Estate ETF	4,955
		1,487,587

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,412,469)	8,218,111

	OPEN ENDED FUNDS - 28.6%
15,773	Altegris Futures Evolution Strategy Fund - Class I	140,376
48,605	American Beacon Sound Point Floating Rate Income - Class Y	488,966
18,229	AQR Managed Futures Strategy Fund - Class I *	149,295
508	Equinox MutualHedge Futures Strategy Fund - Class A *	3,945
224,511	James Alpha Structured Credit Value Portfolio	2,298,989
20,137	Kellner Merger Fund - Institutional Class *	219,290
14,794	Merger Fund/The - Investor Class	246,322
	TOTAL OPEN ENDED FUNDS (Cost - $3,575,063)	3,547,183

	SHORT-TERM INVESTMENTS - 3.0%
377,290	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^
	(Cost - $377,290)	377,290

	TOTAL INVESTMENTS - 97.8% (Cost - $12,364,822)	$12,142,584

	OTHER ASSETS LESS LIABILITES - 2.2%	276,731

	NET ASSETS - 100.0%	$12,419,315

	* Non-income producing securities.

	^ Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

	TOTAL RETURN SWAP - (0.2)%

Unrealized
Loss
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 10,137, with a receivable rate of 2.70% The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on August 2, 2018, and has a term of three years there from unless terminated earlier. (Notional Value $1,000,000)	$(20,391)
$(20,391)

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
February 28, 2019

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS*
			Notional Value		Unrealized
Number of			at February 28,		Appreciation /
Contracts	Open Long Future Contracts	Counterparty	2019	Expiration	(Depreciation)
8	3 year Australian Treasury Bond Future	Deutsche Bank	1,736,450	3/15/2019	$1,918
2	10 year Australian Treasury Bond Future	Deutsche Bank	1,169,098	3/15/2019	160
5	10 year Italian Bond Future	Deutsche Bank	755,448	3/7/2019	11,495
1	10 year Japanese Government Bond Future	Deutsche Bank	895,330	3/13/2019	(281)
2	30 year US Treasury Bonds Future	Deutsche Bank	229,651	6/19/2019	(3,360)
1	DAX Index Future	Deutsche Bank	273,329	3/15/2019	501
57	DJ EURO STOXX Banks Future	Deutsche Bank	317,863	3/15/2019	18,694
5	EURO STOXX 50 Index Future	Deutsche Bank	201,230	3/15/2019	644
3	Euro-BUND Future	Deutsche Bank	498,505	3/7/2019	23,723
6	Euro-OAT Futures	Deutsche Bank	1,037,364	3/7/2019	7,245
19	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	1,086,110	3/20/2019	(76,031)
6	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	348,460	5/21/2019	8,330
2	Long Gilt Future	Deutsche Bank	388,904	6/26/2019	88
7	Mini Japanese Goverment Bond Future	Deutsche Bank	956,323	3/12/2019	431
4	Nikkei 225 (JPY) Future	Deutsche Bank	428,536	3/7/2019	12,402
2	NY Harbour ULSD Future	Deutsche Bank	193,906	3/29/2019	1,316
2	S&P Canada 60 Index Future	Deutsche Bank	300,746	3/14/2019	5,205
17	Soybeans Future	Deutsche Bank	779,908	5/14/2019	(140)
					12,340

			Notional Value		Unrealized
Number of			at February 28,		Appreciation /
Contracts	Open Short Future Contracts	Counterparty	2019	Expiration	(Depreciation)
(2)	2 year Euro-Schatz Future	Deutsche Bank	(228,762)	6/6/2019	54
(9)	2 year Euro-Schatz Future	Deutsche Bank	(1,204,159)	3/7/2019	1,651
(14)	5 year US Treasury Notes Future	Deutsche Bank	(1,650,106)	6/28/2019	3,176
(7)	10 year US Treasury Notes Future	Deutsche Bank	(832,443)	6/19/2019	1,468
(4)	AUD/USD	Deutsche Bank	(276,623)	3/18/2019	3,478
(8)	CAD/USD	Deutsche Bank	(575,851)	3/19/2019	(3,791)
(2)	CHF/USD	Deutsche Bank	(239,682)	3/18/2019	1,821
(7)	CME E-Mini Russell 2000 Index	Deutsche Bank	(572,664)	3/15/2019	(24,317)
(2)	EUR/JPY	Deutsche Bank	(256,645)	3/18/2019	3,867
(6)	EUR/USD	Deutsche Bank	(862,511)	3/18/2019	2,523
(1)	Euro-BOBL Future	Deutsche Bank	(194,707)	3/7/2019	995
(5)	JPY/USD	Deutsche Bank	(512,079)	3/18/2019	(455)
(7)	Lean Hog Future	Deutsche Bank	(205,629)	6/14/2019	(475)
(11)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	(646,126)	11/20/2019	6,211
(14)	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	(806,798)	4/22/2019	90,683
(4)	Nikkei 225 Future	Deutsche Bank	(395,925)	3/7/2019	(12,393)
(18)	Soybeans Future	Deutsche Bank	(861,018)	11/14/2019	1,642
					76,139

	TOTAL FUTURES CONTRACTS				$88,479

PURCHASED PUT OPTIONS^*
		Notional Value
		at February 28,		Strike	Unrealized
Description	Counterparty	2019	Expiration	Price	Depreciation
CHF/USD	Deutsche Bank	249,876	3/14/2019	0.94	—
JPY/EUR	Deutsche Bank	298,548	8/27/2019	110.50	(475)
TOTAL PURCHASED PUT OPTIONS					(475)

PURCHASED CALL OPTIONS^*
		Notional Value
		at February 28,		Strike	Unrealized
Description	Counterparty	2019	Expiration	Price	Depreciation
HKD/USD	Deutsche Bank	333,168	4/2/2019	7.95	—
HKD/USD	Deutsche Bank	324,839	9/18/2019	7.95	—
HKD/USD	Deutsche Bank	266,535	1/20/2020	7.98	—
USD/EUR	Deutsche Bank	189,481	3/8/2019	1.20	—
USD/EUR	Deutsche Bank	284,222	4/17/2019	1.28	—
TOTAL PURCHASED CALL OPTIONS					—

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
February 28, 2019

WRITTEN CALL OPTIONS^*
		Notional Value
		at February 28,		Strike	Unrealized
Description	Counterparty	2019	Expiration	Price	Depreciation
CHF/EUR	Deutsche Bank	(199,901)	7/9/2019	1.20	(51)

TOTAL OPTIONS					(526)

^	Option transactions are done by notional and not by contracts

FOREIGN CURRENCY TRANSACTIONS +*
							Unrealized
Settlement	Units to					US Dollar	Appreciation /
Date	Receive/Deliver		Counterparty	In Exchange for		Value	(Depreciation)
To Buy:
3/26/2019	236,119	CAD	Deutsche Bank	311,440	USD	236,119	$(447)
3/26/2019	308,544	CHF	Deutsche Bank	307,974	USD	308,544	(1,057)
3/4/2019	308,772	JPY	Deutsche Bank	34,284,662	USD	308,772	1,497
3/4/2019	435,324	MXN	Deutsche Bank	8,409,382	USD	435,324	(1,291)
3/26/2019	314,702	USD	Deutsche Bank	358,003	EUR	357,958	966
							(332)
To Sell:
3/26/2019	(355,338)	USD	Deutsche Bank	(253,015)	AUD	(252,059)	213
3/26/2019	(515,173)	USD	Deutsche Bank	(351,485)	NZD	(350,833)	468
							681
TOTAL FOREIGN CURRENCY							349

+	Foreign currency transactions are done by notional and not by contracts

*	Non-income producing securities

Currency Abbreivations:

CAD - Canadian Dollar	HKD - Hong Kong Dollar	NZD - New Zealand Dollar

CHF - Swiss Franc	JPY - Japanese Yen	USD - U.S. Dollar

EUR - Euro	MXN - Mexican Peso

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA TOTAL HEDGE PORTFOLIO
February 28, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty*	Currency	Value	Depreciation
To Buy:
Japanese Yen	3/22/2019	BNY	13,757,116	$123,766	$(1,066)

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Depreciation
To Sell:
Australian Dollar	3/22/2019	BNY	(42,448)	$(30,209)	$272
British Pound	3/22/2019	BNY	(55,543)	(72,612)	(1,337)
Canadian Dollar	3/22/2019	BNY	(6,120)	(4,649)	(18)
Euro	3/22/2019	BNY	(236,578)	(269,813)	(641)
Mexican Peso	3/22/2019	BNY	(103,855)	(5,374)	46
Swiss Franc	3/22/2019	BNY	(14,895)	(14,978)	(40)
				$(397,635)	$(1,718)

Total Unrealized Depreciation On Forward Currency Contracts					$(2,784)

*	BNY- Bank of New York

SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
February 28, 2019

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 82.9%
	ASSET BACKED SECURITIES - 82.5%
$94,042	Adjustable Rate Mortgage Trust 2005-10 (b)		4.296	1/25/2036	$88,140
305,392	Allegro CLO I Ltd. (a,c)	3 Month LIBOR + 1.22%	3.971	1/30/2026	305,451
111,417	Alternative Loan Trust 1998-4 (d)		6.914	8/25/2028	113,891
189,926	Alternative Loan Trust 2004-J8		7.000	8/25/2034	195,136
58,988	Alternative Loan Trust 2005-14 (a)	1 Month LIBOR + 0.21%	2.700	5/25/2035	55,745
55,971	Alternative Loan Trust 2007-9T1		5.500	5/25/2022	41,122
1,000,000	AM Capital Funding LLC (c)		4.980	12/15/2023	1,021,770
247,070	ARCap 2003-1 Resecuritization Trust (c)		7.110	8/20/2038	240,842
480,377	Aspen Funding I Ltd.		9.060	7/10/2037	503,957
375,000	Avery Point V CLO Ltd. (a,c)	3 Month LIBOR + 3.10%	5.873	7/17/2026	372,206
200,791	Banc of America Funding 2007-2 Trust		6.000	3/25/2037	43,884
101,994	Bayview Commercial Asset Trust 2005-2 (a,c)	1 Month LIBOR + 1.15%	3.640	8/25/2035	95,476
847,911	Bayview Commercial Asset Trust 2007-3 (a,c)	1 Month LIBOR + 0.34%	2.830	7/25/2037	777,733
2,065,635	Bayview Commercial Asset Trust 2007-3 (a,c)	1 Month LIBOR + 0.50%	2.990	7/25/2037	1,864,852
10,922	Bear Stearns ALT-A Trust 2004-11 (b)		3.557	11/25/2034	9,635
1,000,000	CarVal CLO II Ltd. (a,c)	3 Month LIBOR + 3.25%	5.891	4/20/2032	1,005,200
505,914	Cascade Funding Mortgage Trust 2018-RM2 (b,c)		4.000	10/25/2068	459,876
505,914	Cascade Funding Mortgage Trust 2018-RM2 (b,c)		4.000	10/25/2068	434,581
256,213	Chase Funding Loan Acquisition Trust Series 2004-AQ1 (a)	1 Month LIBOR + 2.93%	5.415	5/25/2034	257,197
212,055	CHL Mortgage Pass-Through Trust 2002-19		6.250	11/25/2032	213,498
144,438	CHL Mortgage Pass-Through Trust 2004-HYB5 (b)		4.121	4/20/2035	134,714
116,245	CHL Mortgage Pass-Through Trust 2004-J9		5.500	1/25/2035	113,728
784,653	Citigroup Mortgage Loan Trust, Inc. (a,c)	1 Month LIBOR + 0.35%	2.840	2/25/2031	738,181
122,181	CitiMortgage Alternative Loan Trust Series 2007-A6		6.000	6/25/2037	118,515
647,444	Credit Suisse First Boston Mortgage Securities Corp. (b)		7.130	1/25/2032	655,814
628,888	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2033	636,044
209,629	Credit Suisse First Boston Mortgage Securities Corp.		5.500	10/25/2033	211,825
131,687	Credit Suisse First Boston Mortgage Securities Corp. (a)	1 Month LIBOR + 0.65%	3.140	9/25/2035	105,165
156,644	Credit Suisse First Boston Mortgage Securities Corp.		5.500	6/25/2033	158,479
226,389	Credit-Based Asset Servicing & Securitization LLC (a)	1 Month LIBOR + 1.10%	3.590	4/25/2032	227,357
46,571	Credit-Based Asset Servicing & Securitization LLC (d)		5.062	9/25/2032	46,425
300,000	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4		6.000	8/25/2034	304,193
58,089	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8		5.500	12/25/2034	57,333
84,661	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3		5.750	7/25/2035	86,698
1,000,000	Deerpath Capital CLO 2018-1 LTD. (a,c)	3 Month LIBOR + 3.50%	6.316	1/15/2031	1,001,346
295,000	EdLinc Student Loan Funding Trust 2012-1 (a,c)	1 Month LIBOR + 4.24%	6.730	11/26/2040	343,528
77,836	EquiFirst Mortgage Loan Trust 2003-2 (a)	1 Month LIBOR + 1.13%	3.606	9/25/2033	76,582
94,584	EquiFirst Mortgage Loan Trust 2004-3 (a)	1 Month LIBOR + 0.98%	3.465	12/25/2034	94,629
190,667	Equity One Mortgage Pass-Through Trust 2003-4 (d)		6.531	10/25/2034	186,874
114,170	FDIC Guaranteed Notes Trust 2010-S1 (c)		3.250	4/25/2038	113,424
687,515	Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 0.38%	2.859	2/27/2035	659,806
546,486	Financial Asset Securities Corp AAA Trust 2005-1 (a,c)	1 Month LIBOR + 0.41%	2.889	2/27/2035	522,823
48,738	First Horizon Mortgage Pass-Through Trust 2004-7		5.500	1/25/2035	50,606
200,000	GC FTPYME Pastor 4 FTA (a)	3 Month EURO + 2.40%	2.092	7/15/2045	86,137
35,077	GMACM Mortgage Loan Trust 2005-AR3 (b)		4.015	6/19/2035	33,381
55,501	GSMSC Pass-Through Trust 2008-2R (b,c)		7.500	10/25/2036	38,583
32,160	GSR Mortgage Loan Trust 2004-12 (b)		4.144	12/25/2034	16,462
570,157	GSR Mortgage Loan Trust 2005-9F		6.000	1/25/2036	460,686
9,524	GSR Mortgage Loan Trust 2005-AR3 (a)	1 Month LIBOR + 0.44%	2.930	5/25/2035	9,349
437,478	HSI Asset Loan Obligation Trust 2007-AR2 (b)		4.196	9/25/2037	390,098
205,051	Impac CMB Trust Series 2003-2F (d)		6.570	1/25/2033	206,038
85,494	Impac CMB Trust Series 2004-7 (a)	1 Month LIBOR + 1.80%	4.290	11/25/2034	84,716
273,423	Impac CMB Trust Series 2005-2 (a)	1 Month LIBOR + 0.80%	3.290	4/25/2035	263,582
230,956	Impac CMB Trust Series 2005-6 (a)	1 Month LIBOR + 1.13%	3.615	10/25/2035	218,819
944,107	IndyMac INDA Mortgage Loan Trust 2006-AR1 (b)		3.895	8/25/2036	933,078
1,467,265	Interstar Millennium Series 2006-4H Trust (a)	BBSW1M + 0.50%	2.509	11/7/2039	972,636
299,701	JP Morgan Alternative Loan Trust (a)	1 Month LIBOR + 7.15%	4.660	12/25/2035	83,867
195,089	JP Morgan Chase Commercial Mortgage Securities Trust 2015-FL7 (a,c)	1 Month LIBOR + 3.75%	6.239	5/15/2028	192,522
95,727	JP Morgan Mortgage Trust 2005-A7 (b)		4.406	10/25/2035	97,206
42,070	Lehman Structured Securities Corp. (b,c)		0.000	7/26/2024	29,302
62,717	MASTR Adjustable Rate Mortgages Trust 2003-6 (b)		3.981	12/25/2033	61,024
775,709	MASTR Adjustable Rate Mortgages Trust 2003-6 (b)		3.632	12/25/2033	736,906
54,819	MASTR Adjustable Rate Mortgages Trust 2007-2 (a)	1 Month LIBOR + 0.15%	2.640	3/25/2047	50,667
76,026	MASTR Alternative Loan Trust 2003-7		6.500	12/25/2033	80,189
129,948	MASTR Alternative Loan Trust 2004-6		6.000	7/25/2034	133,317
110,167	MASTR Alternative Loan Trust 2004-7		6.000	6/25/2034	110,561
131,013	MASTR Alternative Loan Trust 2007-1		0.000	10/25/2036	88,849
37,174	MASTR Asset Securitization Trust 2004-1		5.500	2/25/2034	36,823
248,304	MASTR Asset Securitization Trust 2005-2		5.500	10/25/2025	245,838
63,609	Merrill Lynch Mortgage Investors Trust Series 2003-A6 (b)		4.523	9/25/2033	61,871
689,786	Morgan Stanley ABS Capital I Inc Trust 2004-HE1 (a)	1 Month LIBOR + 0.74%	3.230	1/25/2034	664,308
428,952	Morgan Stanley Dean Witter Capital I Inc Trust 2003-HYB1 (b)		3.945	3/25/2033	423,038
658,281	Morgan Stanley Mortgage Loan Trust 2004-6AR (a)	1 Month LIBOR + 2.48%	4.965	7/25/2034	674,581
81,731	Morgan Stanley Mortgage Loan Trust 2004-8AR (b)		4.521	10/25/2034	83,225
5,245,310	Morgan Stanley Mortgage Loan Trust 2006-1AR (b)		1.062	2/25/2036	99,398
48,746	Morgan Stanley Mortgage Loan Trust 2006-8AR (b)		4.547	6/25/2036	46,888

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
February 28, 2019

Principal		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 82.9% (Continued)
	ASSET BACKED SECURITIES - 82.5% (Continued)
$433,107	MortgageIT Trust 2004-2 (a)	1 Month LIBOR + 3.23%	5.715	12/25/2034	$442,263
207,577	MortgageIT Trust 2005-3 (a)	1 Month LIBOR + 1.58%	4.065	8/25/2035	202,899
238,248	MortgageIT Trust 2005-3 (a)	1 Month LIBOR + 2.55%	5.040	8/25/2035	233,649
255,733	Nomura Asset Acceptance Corp. 2004-R1 A2 (c)		7.500	3/25/2034	255,443
132,466	Nomura Asset Acceptance Corp. 2007-1 1A3		5.957	3/25/2047	134,861
38,996	Option One Mortgage Accep Corp Asset Back Certs Ser 2003-4 (a)	1 Month LIBOR + 2.48%	4.965	7/25/2033	39,091
112,855	Option One Mortgage Accept Corp Asset Back Certs Ser 2003 5 (a)	1 Month LIBOR + 0.98%	3.465	8/25/2033	109,752
72,795	Option One Mortgage Loan Trust 2002-3 (a)	1 Month LIBOR + 0.50%	2.990	8/25/2032	71,654
1,000,000	Peaks CLO 1 Ltd. (a,c)	3 Month LIBOR + 2.75%	5.521	7/25/2030	1,000,634
54,598	PHEAA Student Loan Trust 2015-1 (a,c)	1 Month LIBOR + 0.60%	3.090	10/25/2041	54,087
400,000	Progress Residential 2018-SFR3 Trust (c)		4.873	10/17/2035	409,382
89,857	RALI Series 2004-QS16 Trust		5.000	12/25/2019	90,504
71,789	RALI Series 2005-QA12 Trust (b)		4.846	12/25/2035	47,875
392,373	RAMP Series 2004-RS2 Trust (d)		5.590	2/25/2034	399,077
203,891	RBSSP Resecuritization Trust 2009-1 (b,c)		6.000	8/26/2035	185,426
1,500,000	Ready Capital Mortgage Trust 2019-5 (b,c)		5.665	2/25/2052	1,395,997
421,191	Resecuritization Pass-Through Trust 2005-8R		6.000	10/25/2034	422,237
1	RFMSI Series 2003-S11 Trust		5.000	6/25/2055	1
97,616	RFMSI Series 2006-SA2 Trust (b)		4.972	8/25/2036	91,717
72,480	Saxon Asset Securities Trust 2001-2 (d)		7.170	3/25/2029	76,822
826,798	Security National Mortgage Loan Trust 2005-2 (b,c)		6.213	2/25/2036	838,887
124,232	Sequoia Mortgage Trust 2005-2 (a)	1 Month LIBOR + 0.22%	2.705	3/20/2035	120,558
63,853	Specialty Underwriting & Residential Finance Trust Series 2004-BC3 (a)	1 Month LIBOR + 4.88%	7.365	7/25/2035	69,360
57,100	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 (b)		4.229	7/25/2035	46,156
75,366	Structured Asset Investment Loan Trust 2006-BNC2 (a)	1 Month LIBOR + 0.16%	2.650	5/25/2036	70,707
381,384	Structured Asset Mortgage Investments II Trust 2004-AR5 (b)		3.493	10/19/2034	335,685
217,717	Structured Asset Securities Corp. (b,c)		4.802	5/25/2043	53,341
139,542	Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL		3.450	2/25/2032	135,790
35,341	Terwin Mortgage Trust Series TMTS 2003-2HE (a)	1 Month LIBOR + 0.45%	2.940	7/25/2034	34,571
166,353	Velocity Commercial Capital Loan Trust 2015-1 (b,c)		5.280	6/25/2045	167,366
365,990	VOLT LXIV LLC (c,d)		3.375	10/25/2047	365,892
461,344	VOLT LXX LLC (c,d)		4.115	9/25/2048	462,350
1,676,794	VOLT LXXII LLC (c,d)		4.213	10/26/2048	1,671,125
88,391	WaMu Mortgage Pass-Through Certificates Series 2006-AR11 Trust (a)	COF 11 + 1.50%	2.556	9/2/2046	88,629
96,827	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust (a)	1 Month LIBOR + 0.46%	2.950	12/25/2035	97,067
78,077	Wells Fargo Mortgage Backed Securities 2004-I Trust (b)		4.475	7/25/2034	79,889
193,671	Wells Fargo Mortgage Backed Securities 2005-16 Trust		5.750	12/25/2035	204,732
1,000,000	Z Capital Credit Partners CLO 2018-1 Ltd. (a,c)	3 Month LIBOR + 2.45%	5.315	1/16/2031	1,001,631
	TOTAL ASSET BACKED SECURITIES				33,965,333

	BANKS - 0.4%
288,000	Morgan Stanley (a)	(4*(USISDA30-USISDA02))	0.6360	2/28/2034	153,000

	TOTAL BONDS AND NOTES (Cost - $33,510,866)				34,118,333

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 1.2%
402,527	Freddie Mac Structured Pass-Through Certificates		3.532	10/25/2044	407,392
80,000	FREMF 2016-K52 Mortgage Trust (c)		3.923	1/25/2049	77,212
207,327	Government National Mortgage Association		0.956	4/16/2053	6,148
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $479,737)				490,752

			Discount Rate
			(%)	Maturity
	SHORT-TERM INVESTMENTS - 18.0%
	U.S. TREASURY OBLIGATIONS - 4.9%
2,000,000	United States Treasury Bill		0.471%	3/7/2019	1,999,226

Shares
	MONEY MARKET FUND - 13.1%
5,406,949	Dreyfus Institutional Preferred Government Money Market - Institutional Class, 2.36% ^	5,406,949

	TOTAL SHORT-TERM INVESTMENTS (Cost -$7,406,203)	7,406,175

	TOTAL INVESTMENTS - 102.1% (Cost - $41,396,806)	$42,015,260

	LIABILITIES LESS OTHER ASSETS - (2.1)%	(879,660)

	NET ASSETS - 100.0%	$41,135,600

^	Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2019.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2019.

(b)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The rate shown represents the rate at February 28, 2019.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At February 28, 2019, these securities amounted to $18,156,274 or 44.1% of net assets.

(d)	Step-Up Bond; the interest rate shown is the rate in effect as of February 28, 2019.

BBSW - Bank Bill Swap Rate

COF - Cost of Funds

LIBOR - London Interbank offered rate

USISDA30 - 30 Year Swap

USISDA02 - 2 Year Swap

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA STRUCTURED CREDIT VALUE PORTFOLIO
February 28, 2019

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	Appreciation
To Sell:
Australian Dollar	11/8/2019	BNY	(1,100,000)	$(785,697)	$18,953

Total Unrealized Appreciation On Forward Currency Contracts					$18,953

*	BNY = Bank of New York

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
JAMES ALPHA FUNDS
February 28, 2019

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the portfolios to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

Master Limited Partnerships (“MLPs”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the equity securities of MLPs.

MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Concentration Risk. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of MLPs. MLPs are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities. A substantial portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash that a MLP has available for distributions, and the tax character of such distributions, are dependent upon the amount of cash generated by the MLP’s operations.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
February 28, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2019, for the Portfolio’s assets and liabilities measured at fair value:

James Alpha Yorkville MLP

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$5,645,924	$—	$—	$5,645,924
Exchange Traded Funds	568,469	—	—	568,469
Money Market Funds	16,164	—	—	16,164
Total Assets	$6,230,557	$—	$—	$6,230,557

James Alpha Family Office Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,673,134	$—	$—	$9,673,134
Open Ended Funds	553,718	—	—	553,718
Money Market Funds	343,207	—	—	343,207
Total Assets	$10,570,059	$—	$—	$10,570,059

James Alpha EHS Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$105,948	$—	$—	105,948
Exchange Traded Funds	2,229,160	—	—	2,229,160
Open Ended Funds	950,970	—	—	950,970
Money Market Funds	65,415	—	—	65,415
Total Assets	$3,351,493	$—	$—	$3,351,493
Asset Derivatives
Forward Currency Contracts	$—	$78	$—	$78
Total Assets Derivatives	$—	$78	$—	$78
Liability Derivatives
Forward Currency Contracts	$—	$(1,136)	$—	$(1,136)
Total Liability Derivatives	$—	$(1,136)	$—	$(1,136)

James Alpha Event Driven Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,681,961	$—	$—	$4,681,961
Open Ended Funds	4,344,074	—	—	4,344,074
Money Market Funds	355,055	—	—	355,055
Total Assets	$9,381,090	$—	$—	$9,381,090
Asset Derivatives
Forward Currency Contracts	$—	$130	$—	$130
Total Return Swaps	—	21,773	—	21,773
Total Assets Derivatives	$—	$21,903	$—	$21,903
Liability Derivatives
Forward Currency Contracts	$—	$(3,154)	$—	$(3,154)
Total Return Swaps	—	(633)	—	(633)
Total Liability Derivatives	$—	$(3,787)	$—	$(3,787)

James Alpha Relative Value Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,948,475	$—	$—	$2,948,475
Open Ended Funds	4,950,229	—	—	4,950,229
Money Market Funds	61,276	—	—	61,276
Total Assets	$7,959,980	$—	$—	$7,959,980
Asset Derivatives
Total Return Swaps	$—	$7,686	$—	$7,686
Total Assets Derivatives	$—	$7,686	$—	$7,686
Liability Derivatives
Forward Currency Contracts	$—	$(1,552)	$—	$(1,552)
Total Return Swaps	—	(980)	—	(980)
Total Liability Derivatives	$—	$(2,532)	$—	$(2,532)

James Alpha Total Hedge Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,218,111	$—	$—	$8,218,111
Open Ended Funds	3,547,183	—	—	3,547,183
Money Market Funds	377,290	—	—	377,290
Total Assets	$12,142,584	$—	$—	$12,142,584
Asset Derivatives
Forward Currency Contracts	$—	$318	$—	$318
Total Assets Derivatives	$—	$318	$—	$318
Liability Derivatives
Forward Currency Contracts	$—	$(3,102)	$—	$(3,102)
Total Return Swap	—	(20,391)	—	(20,391)
Total Liability Derivatives	$—	$(23,493)	$—	$(23,493)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
February 28, 2019

James Alpha Structured Credit Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Bonds & Notes	$—	$33,223,876	$894,457	$34,118,333
U.S. Government & Agency Obligations	—	490,752	—	490,752
Short-Term Investments	5,406,949	1,999,226	—	7,406,175
Total Assets	$5,406,949	$35,713,854	$894,457	$42,015,260
Asset Derivatives
Forward Currency Contracts	$—	$18,953	$—	$18,953
Total Asset Derivatives	$—	$18,953	$—	$18,953

The James Alpha EHS, James Alpha Event Driven, James Alpha Family Office, James Alpha Relative Value and James Alpha Total Hedge Funds did not hold any Level 3 securities during the period. The James Alpha Structured Credit Fund held level 3 securities. A reconciliation used in determining James Alpha Structured Credit Fund’s Level 3 securities is shown in the Level 3 Input table below. * Refer to the Schedule of Investments for industry classification.

	James Alpha	James Alpha
	Structured Credit	Structured Credit
	Cascade Funding	Cascade Funding
	Mortgage Trust	Mortgage Trust
	2018-RM2	2018-RM2
Beginning balance November 30, 2018	$455,968	$431,457
Purchases	—	—
Total realized gain/(loss)	—	—
Change in unrealized appreciation	3,908	3,124
Proceeds from sales/maturities/calls	—	—
Captial distribution	—	—
Tax basis adjustment	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance February 28, 2019	$459,876	$434,581

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risk.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 28, 2019, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation /
	Tax Cost	Appreciation	Depreciation	(Depreciation
James Alpha Yorkville MLP	$6,389,134	$48,853	$(207,430)	$(158,577)
James Alpha Family Office	10,605,966	76,855	(112,762)	(35,907)
James Alpha EHS	3,501,149	25,584	(176,298)	(150,714)
James Alpha Event Driven	9,528,873	63,978	(193,645)	(129,667)
James Alpha Relative Value	7,962,294	100,111	(97,270)	2,841
James Alpha Total Hedge	12,376,299	68,838	(325,728)	(256,890)
James Alpha Structured Credit	41,401,122	680,366	(47,275)	633,091

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
JAMES ALPHA FUNDS
February 28, 2019

Underlying Investment in Other Investment Companies - The James Alpha Relative Value Portfolio currently invests a portion of its assets in James Alpha Structured Credit Value Portfolio. The Fund may redeem its investment from James Alpha Structured Credit Value Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the James Alpha Structured Credit Value Portfolio. The financial statements of the James Alpha Structured Credit Value Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2019 the percentage of the Fund’s net assets invested in the James Alpha Structured Credit Value Portfolio was 53.10%.

The following is a summary of the unrealized appreciation/(depreciation) of derivative instruments utilized by certain of Portfolios as of February 28, 2019, categorized by risk exposure:

			Unrealized
			Appreciation/
Fund	Derivatives	Risk Type	(Depreciation)
James Alpha EHS	Forward Contracts	Foreign Exchange	(1,058)
James Alpha Event Driven	Forward Contracts	Foreign Exchange	(3,024)
	Open return Swaps	Credit	5,504
	Open return Swaps	Equity	15,636
James Alpha Relative Value	Forward Contracts	Foreign Exchange	(980)
	Open return Swaps	Credit	6,466
	Open return Swaps	Equity	(332)
James Alpha Total Hedge	Total Return Swaps	Equity	(20,391)
	Forward Contracts	Foreign Exchange	(2,784)
James Alpha Structured Credit	Forward Contracts	Foreign Exchange	18,953

The amounts of derivative instruments disclosed, on the Portfolio of Investments at February 28, 2019, is a reflection of the volume of derivative activity for each Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Saratoga Advantage Trust

By

/s/ Bruce E. Ventimiglia

Bruce E. Ventimiglia, President and Chief Executive Officer

Date 4/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Bruce E. Ventimiglia

Bruce E Ventimiglia, President and Chief Executive Officer

Date 4/29/19

By

/s/ Jonathan W. Ventimiglia

Jonathan W. Ventimiglia, Vice President, Assistant Secretary, Treasurer and Chief Financial Officer

Date 4/29/19